DISCONTINUED OPERATIONS (Operating Results From The Discontinued Operations Included in The Group's Consolidated Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	$ 236	$ (3,300)	$ (2,053)
Gaokao re-take business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	1,045	1,776	2,167
Pre-tax profit (loss) from discontinued operations	(61)	(3,444)	(2,202)
Income tax expense		144	116
Income (loss) from discontinued operations, net of tax	(61)	(3,300)	(2,086)
Gain on disposal of discontinued operation	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax			33
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited	$ 236	$ (3,300)	$ (2,053)